Other (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Summary of Other Loss

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Asset retirement obligation decrease (increase) (1)	638	(8,394)	(3,260)
Credit loss provision (2)	2,604	(2,490)	(901)
Foreign exchange gain (loss)	2,995	(2,414)	(2,345)
Miscellaneous (loss) income	(1,426)	(1,892)	1,153
Other - net	4,811	(15,190)	(5,353)
(1)Net ARO expense reflecting the changes in estimates and the accretion of the present value of ARO liabilities relating to Petrojarl Foinaven FPSO and Petrojarl Banff FPSO units (see Notes 1 and 6).
(2)Unrealized credit loss provision related to the Petrojarl Foinaven FPSO unit sales-type lease.